Investee Companies and other investments (Schedule of Composition of Investments) (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [abstract]
Investment in shares	€ 19,641	€ 18,515
Long-term loans	8,774	9,860
Deferred interest	(669)	(720)
Investment in equity accounted investee	27,746	27,655
Current Maturities of the long-term loans	415	3,165
Total investment composition	€ 28,161	€ 30,820	€ 30,509